As filed with the Securities and Exchange Commission on February 25, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(414) 765-6611
Registrant's telephone number, including area code

Date of fiscal year end:  March 31, 2016

Date of reporting period:  December 31, 2015

Item 1. Schedules of Investments.

Meydenbauer Dividend Growth Fund
Schedule of Investments
at December 31, 2015 (Unaudited)

Shares	COMMON STOCKS - 97.46%	Value
	Building Material and Garden Equipment - 2.45%
11,000	Home Depot, Inc.	$1,454,750
	Chemical Manufacturing - 8.27%
27,000	AbbVie, Inc.	1,599,480
13,000	Dow Chemical Co.	669,240
14,000	Johnson & Johnson	1,438,080
14,000	Lyondellbasell Industries N.V. - Class A (a)	1,216,600
		4,923,400
	Computer and Electronic Product Manufacturing - 15.05%
22,400	Analog Devices, Inc.	1,239,168
16,300	Apple, Inc.	1,715,738
66,000	Applied Materials, Inc.	1,232,220
70,000	Cisco Systems, Inc.	1,900,850
33,000	Maxim Integrated Products, Inc.	1,254,000
21,000	Medtronic PLC (a)	1,615,320
		8,957,296
	Couriers and Messengers - 2.10%
13,000	United Parcel Service, Inc. - Class B	1,250,990
	Credit Intermediation and Related Activities - 15.82%
11,000	Ameriprise Financial, Inc.	1,170,620
70,700	Fifth Third Bancorp	1,421,070
121,000	Huntington Bancshares, Inc.	1,338,260
25,000	JPMorgan Chase & Co.	1,650,750
30,000	SunTrust Banks, Inc.	1,285,200
75,000	Umpqua Holdings Corp.	1,192,500
25,000	Wells Fargo & Co.	1,359,000
		9,417,400
	Electronics and Appliance Stores - 1.41%
30,000	GameStop Corp. - Class A	841,200
	Food Manufacturing - 2.07%
10,000	J.M. Smucker Co.	1,233,400
	Furniture and Related Product Manufacturing - 4.08%
31,000	Johnson Controls, Inc.	1,224,190
28,600	Leggett & Platt, Inc.	1,201,772
		2,425,962
	General Merchandise Stores - 4.25%
35,000	Macy's, Inc.	1,224,300
18,000	Target Corp.	1,306,980
		2,531,280
	Health and Personal Care Stores - 2.58%
18,000	Walgreen Co.	1,532,790
	Insurance Carriers and Related Activities - 4.28%
24,000	Marsh & McLennan Cos., Inc.	1,330,800
27,000	Prudential PLC - ADR	1,217,160
		2,547,960
	Machinery Manufacturing - 4.83%
55,000	General Electric Co.	1,713,250
18,000	Scotts Miracle-Gro Co. - Class A	1,161,180
		2,874,430

	Motor Vehicle and Parts Dealers - 2.49%
35,000	Penske Automotive Group, Inc.	1,481,900
	Oil and Gas Extraction - 1.92%
14,000	Phillips 66	1,145,200
	Plastics and Rubber Products Manufacturing - 2.18%
14,000	Illinois Tool Works, Inc.	1,297,520
	Professional, Scientific, and Technical Services - 4.53%
8,000	Amgen, Inc.	1,298,640
60,000	Interpublic Group of Cos., Inc.	1,396,800
		2,695,440
	Publishing Industries (except Internet) - 3.45%
37,000	Microsoft Corp.	2,052,760
	Rail Transportation - 1.84%
14,000	Union Pacific Corp.	1,094,800
	Real Estate - 2.16%
17,000	Digital Realty Trust, Inc.	1,285,540
	Transportation Equipment Manufacturing - 9.52%
11,500	Boeing Co.	1,662,785
43,600	General Motors Co.	1,482,836
13,000	Honeywell International, Inc.	1,346,410
29,000	Magna International, Inc. (a)	1,176,240
		5,668,271
	Wholesale Electronic Markets and Agents and Brokers - 2.18%
35,000	KAR Auction Services, Inc.	1,296,050

	TOTAL COMMON STOCKS (Cost $52,457,623)	58,008,339

Shares	SHORT-TERM INVESTMENTS - 2.29%	Value
1,364,989	Fidelity Institutional Money Market Portfolio - Class I, 0.25% (b)	1,364,989
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,364,989)	1,364,989

	TOTAL INVESTMENTS IN SECURITIES (Cost $53,822,612) - 99.75%	59,373,328
	Other Assets in Excess of Liabilities - 0.25%	146,171
	NET ASSETS - 100.00%	$59,519,499

ADR	American Depository Receipt
(a)	U.S. traded security of a foreign issuer.
(b)	Rate shown is the 7-day yield as of December 31, 2015.

Meydenbauer Dividend Growth Fund
Notes to Schedule of Investments
December 31, 2015 (Unaudited)

Note 1 – Securities Valuation

       The Meydenbauer Dividend Growth Fund’s (the “Fund”) investments in securities are carried at their fair value. The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$11,965,360	$-	$-	$11,965,360
Information	2,052,760	-	-	2,052,760
Manufacturing	27,380,279	-	-	27,380,279
Mining, Quarrying, and Oil and Gas Extraction	1,145,200	-	-	1,145,200
Professional, Scientific, and Technical Services	2,695,440	-	-	2,695,440
Real Estate, Rental, and Leasing	1,285,540	-	-	1,285,540
Retail Trade	7,841,920	-	-	7,841,920
Transportation and Warehousing	2,345,790	-	-	2,345,790
Wholesale Trade	1,296,050	-	-	1,296,050
Total Common Stocks	58,008,339	-	-	58,008,339
Short-Term Investments	1,364,989	-	-	1,364,989
Total Investments in Securities	$59,373,328	$-	$-	$59,373,328

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at December 31, 2015, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Fund during the period ended December 31, 2015.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

Cost of investments	$53,822,612

Gross unrealized appreciation	$7,539,442
Gross unrealized depreciation	(1,988,726)
Net unrealized appreciation	$5,550,716

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                            Douglas G. Hess, President

Date 2/16/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date 2/16/2016

By (Signature and Title)* /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer

Date 2/16/2016

* Print the name and title of each signing officer under his or her signature.